Net Income Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income Per Share
Net Income Per Share
Alphabet
We compute net income per share of Class A and Class B common stock and Class C capital stock using the two-class method. Basic net income per share is computed using the weighted-average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of common shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, restricted stock units, and other contingently issuable shares. The dilutive effect of outstanding stock options, restricted stock units, and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A common stock assumes the conversion of Class B common stock, while the diluted net income per share of Class B common stock does not assume the conversion of those shares.
The rights, including the liquidation and dividend rights, of the holders of our Class A and Class B common stock and Class C capital stock are identical, except with respect to voting. Further, there are a number of safeguards built into our certificate of incorporation, as well as Delaware law, which preclude our board of directors from declaring or paying unequal per share dividends on our Class A and Class B common stock and Class C capital stock. Specifically, Delaware law provides that amendments to our certificate of incorporation which would have the effect of adversely altering the rights, powers, or preferences of a given class of stock must be approved by the class of stock adversely affected by the proposed amendment. In addition, our certificate of incorporation provides that before any such amendment may be put to a stockholder vote, it must be approved by the unanimous consent of our board of directors. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B common shares and Class C capital stock as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. The net income per share amounts are the same for Class A and Class B common stock and Class C capital stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. Further, as we assume the conversion of Class B common stock in the computation of the diluted net income per share of Class A common stock, the undistributed earnings are equal to net income for that computation.
Stock Split Effected In Form of Stock Dividend
In January 2014, our board of directors approved the distribution of shares of Class C capital stock as a dividend to our holders of Class A and Class B common stock (the Stock Split). The Stock Split had a record date of March 27, 2014 and a payment date of April 2, 2014.
In the second quarter of 2015, in accordance with a settlement of litigation involving the authorization to distribute Class C capital stock, at the close of trading on April 2, 2015, the last trading day of the 365 day period following the first date the Class C shares traded on NASDAQ (Lookback Period), we determined that a payment (the Adjustment Payment) in the amount of $522 million was due to Class C capital stockholders. The amount of the Adjustment Payment was based on the percentage difference that developed between the volume-weighted average price of Class A and Class C shares during the Lookback Period, as supplied by NASDAQ Data-on-Demand, and was payable to holders of Class C capital stock as of the end of the Lookback Period in cash, Class A common stock, Class C capital stock, or a combination thereof, at the discretion of our board of directors. On April 22, 2015, our board of directors approved the Adjustment Payment in shares of Class C capital stock, and cash in lieu of any fractional shares of Class C capital stock. In May 2015, the Adjustment Payment was made, resulting in the issuance of approximately 853 thousand shares of Class C capital stock, with $475 million reflected in additional-paid in capital and $47 million of cash in lieu of fractional shares of Class C capital stock.
In the year ended December 31, 2015, the Adjustment Payment was allocated to the numerator for calculating net income per share of Class C capital stock from net income available to all stockholders and the remaining undistributed earnings were allocated on a pro rata basis to Class A and Class B common stock and Class C capital stock based on the number of shares used in the per share computation for each class of stock. The weighted-average share impact of the Adjustment Payment is included in the denominator of both basic and diluted net income per share computations for the year ended December 31, 2015.
In the years ended December 31, 2013 and 2014, the net income per share amounts are the same for Class A and Class B common stock and Class C capital stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with our Amended and Restated Certificate of Incorporation of Alphabet Inc.
The par value per share of our shares of Class A and Class B common stock remained unchanged at $0.001 per share after the Stock Split. On the effective date of the Stock Split, a transfer between retained earnings and common stock occurred in an amount equal to the $0.001 par value of the Class C capital stock that was issued.
Share and per share amounts for the prior periods presented below have been retroactively adjusted to reflect the Stock Split.
Computation of Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock and Class C capital stock (in millions, except share amounts which are reflected in thousands and per share amounts):

	Year Ended December 31,
	2013
	Class A	Class B	Class C
Basic net income (loss) per share:
Numerator
Allocation of undistributed earnings - continuing operations	$5,407	$1,173	$6,580
Allocation of undistributed earnings - discontinued operations	(175)	(38)	(214)
Total	$5,232	$1,135	$6,366
Denominator
Number of shares used in per share computation	273,518	59,328	332,846
Basic net income (loss) per share:
Continuing operations	$19.77	$19.77	$19.77
Discontinued operations	(0.64)	(0.64)	(0.64)
Basic net income per share	$19.13	$19.13	$19.13
Diluted net income (loss) per share:
Numerator
Allocation of undistributed earnings for basic computation - continuing operations	$5,407	$1,173	$6,580
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,173	0	0
Reallocation of undistributed earnings	0	(21)	0
Allocation of undistributed earnings - continuing operations	$6,580	$1,152	$6,580
Allocation of undistributed earnings for basic computation - discontinued operations	(175)	(38)	(214)
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	(38)	0	0
Reallocation of undistributed earnings	(1)	1	1
Allocation of undistributed earnings - discontinued operations	$(214)	$(37)	$(213)
Denominator
Number of shares used in basic computation	273,518	59,328	332,846
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	59,328	0	0
Employee stock options	2,748	4	2,748
Restricted stock units and other contingently issuable shares	3,215	0	3,215
Number of shares used in per share computation	338,809	59,332	338,809
Diluted net income (loss) per share:
Continuing operations	$19.42	$19.42	$19.42
Discontinued operations	(0.63)	(0.63)	(0.63)
Diluted net income per share	$18.79	$18.79	$18.79

	Year Ended December 31,
	2014
	Class A	Class B	Class C
Basic net income per share:
Numerator
Allocation of undistributed earnings - continuing operations	$5,700	$1,107	$6,813
Allocation of undistributed earnings - discontinued operations	216	42	258
Total	$5,916	$1,149	$7,071
Denominator
Number of shares used in per share computation	282,877	54,928	338,130
Basic net income per share:
Continuing operations	$20.15	$20.15	$20.15
Discontinued operations	0.76	0.76	0.76
Basic net income per share	$20.91	$20.91	$20.91
Diluted net income per share:
Numerator
Allocation of undistributed earnings for basic computation - continuing operations	$5,700	$1,107	$6,813
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,107	0	0
Reallocation of undistributed earnings	(20)	(18)	20
Allocation of undistributed earnings - continuing operations	$6,787	$1,089	$6,833
Allocation of undistributed earnings for basic computation - discontinued operations	216	42	258
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	42	0	0
Reallocation of undistributed earnings	(1)	(1)	1
Allocation of undistributed earnings - discontinued operations	$257	$41	$259
Denominator
Number of shares used in basic computation	282,877	54,928	338,130
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	54,928	0	0
Employee stock options	2,057	0	2,038
Restricted stock units and other contingently issuable shares	2,515	0	4,525
Number of shares used in per share computation	342,377	54,928	344,693
Diluted net income per share:
Continuing operations	$19.82	$19.82	$19.82
Discontinued operations	0.75	0.75	0.75
Diluted net income per share	$20.57	$20.57	$20.57

	Year Ended December 31,
	2015
	Class A	Class B	Class C
Basic net income per share:
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$0	$0	$522
Allocation of undistributed earnings - continuing operations	6,695	1,196	7,935
Allocation of undistributed earnings - discontinued operations	0	0	0
Total	$6,695	$1,196	$8,457
Denominator
Number of shares used in per share computation	289,640	51,745	343,241
Basic net income per share:
Continuing operations	$23.11	$23.11	$24.63
Discontinued operations	0.00	0.00	0.00
Basic net income per share	$23.11	$23.11	$24.63
Diluted net income per share:
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$0	$0	$522
Allocation of undistributed earnings for basic computation - continuing operations	$6,695	$1,196	$7,935
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,196	0	0
Reallocation of undistributed earnings	(39)	(14)	39
Allocation of undistributed earnings - continuing operations	7,852	1,182	7,974
Allocation of undistributed earnings for basic computation - discontinued operations	0	0	0
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	0	0	0
Allocation of undistributed earnings - discontinued operations	$0	$0	$0
Denominator
Number of shares used in basic computation	289,640	51,745	343,241
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	51,745	0	0
Employee stock options	1,475	0	1,428
Restricted stock units and other contingently issuable shares	920	0	4,481
Number of shares used in per share computation	343,780	51,745	349,150
Diluted net income per share:
Continuing operations	$22.84	$22.84	$24.34
Discontinued operations	0.00	0.00	0.00
Diluted net income per share	$22.84	$22.84	$24.34

Google
Net income per share for Google is not required as its shares are not publicly traded.